Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share has been calculated for the years ended December 31, 2024, 2023, and 2022 as follows:

(in millions, except per share amounts)	2024	2023	2022
Numerator
Net income (loss) attributable to equity shareholders of the Company	$(265)	$1,020	$1,448

Denominator
Basic weighted average ordinary shares outstanding	553	552	539
Effect of potentially dilutive shares from employee equity plans	—	4	13
Diluted weighted average ordinary shares outstanding	553	556	552
Total basic and diluted earnings (loss) per share attributable to equity shareholders
Basic	$(0.48)	$1.85	$2.69
Diluted	$(0.48)	$1.83	$2.62